S000061337 [Member] Investment Strategy - iShares Bloomberg Roll Select Commodity Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Bloomberg Roll Select Commodity Total Return Index (the “Underlying Index”), which measures the performance of 25 futures contracts across 23 physical agricultural, energy, precious metals and industrial metals commodities. The Underlying Index, which is rebalanced annually, provides broad-based exposure to commodities as an asset class by using liquidity factors and sector caps to avoid over-concentration in any single commodity or commodity sector.
The Fund, through its Subsidiary (as defined below), invests in financial instruments providing exposure to commodities and not in the physical commodities themselves. In seeking to achieve its investment objective, the Fund primarily invests in exchange-traded futures contracts (“Index Futures”) on the Underlying Index and is expected to roll out of existing positions in Index Futures and establish new positions in Index Futures on an ongoing basis. Index Futures subsequently acquired by the Fund may have terms that differ from those of the Index Futures it currently holds, and the purchase and sale of these Index Futures may incur transaction fees. Although the Fund may hold the same futures contracts under the same futures rolling schedule as those included in the Underlying Index, the Fund is not obligated to invest in any futures contracts included in the Underlying Index.
The Fund may also invest in exchange-traded commodity futures contracts similar to those found in the Underlying Index, swaps and options on futures that correlate to the investment returns of commodities without investing directly in physical commodities, and over-the-counter commodity-linked instruments such as commodity-linked notes, swaps and forward contracts (collectively with Index Futures, “Commodity Investments”). Investing in Commodity Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity Investments through a cash management strategy consisting of investments in cash and cash equivalents, short-term government obligations and short-term investment grade fixed-income securities (collectively, “Fixed-Income Investments”). The Fund invests in Fixed-Income Investments for investment purposes and to provide sufficient assets to account for (or “cover”) mark-to-market changes and to collateralize the Subsidiary’s investments in derivatives on a day-to-day basis.
In order to maintain exposure to a futures contract on a particular commodity, an investor must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, which is referred to as “positive carry.” The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, which is referred to as “negative carry.” The Underlying Index seeks to employ a positive carry strategy that emphasizes commodities and futures contract months with the greatest degree of backwardation and lowest degree of contango, resulting in net gains through positive roll returns.
As of January 8, 2026, the Underlying Index had 25 components.
The Fund gains exposure to Commodity Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary invests solely in Commodity Investments and cash and cash equivalents.
In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity Investments held in the Subsidiary are intended to provide the Fund with exposure to broad commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Investments.
The remainder of the Fund’s assets are invested directly by the Fund, primarily in Fixed-Income Investments, including repurchase agreements, money market instruments, U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non-U.S. countries and investment-grade corporate bonds.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of such instruments above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). The Subsidiary is also deemed a commodity pool. BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary and is subject to regulation by the CFTC and the National Futures Association (“NFA”).
The Underlying Index is sponsored by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.